Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ (276)	$ (23)	$ (23)
(Additions)/Reversal	268	(253)
Ending balance	$ (8)	$ (276)	$ (23)